CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Comprehensive Income Loss
Net loss	$ (2,773)	$ (8,590)	$ (10,190)	$ (3,180)
Other comprehensive income ( loss ):
Additional minimum pension liability			1	(28)
Foreign currency translation adjustment	8	(34)	(75)	25
Comprehensive loss	$ (2,765)	$ (8,624)	$ (10,264)	$ (3,183)